Share-Based compensation (Details) - shares					9 Months Ended
	Aug. 08, 2022	Jun. 08, 2022	May 14, 2022	Feb. 21, 2022	Sep. 30, 2022	Sep. 30, 2021
Disclosure of terms and conditions of share based payment arrangement
Granted	75,000	175,000	72,500	219,000
Forfeited/Cancelled				(5,000)
Share based payment arrangements by all plans
Disclosure of terms and conditions of share based payment arrangement
Outstanding at January 1					993,490	1,007,500
Granted					536,500	401,240
Forfeited/Cancelled					(41,125)
Exercised					(35,000)	(189,500)
Outstanding as at September 30					1,453,865	1,219,240
Exercisable as at September 30					783,995	918,310